Precious metals delivery and purchase agreement (Details) - Metal Agreement [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Net metals contract liability, beginning of year	$ 40,868	$ 36,837
Advance increase (net of financing expense)	0	12,512
Delivery of metals purchased	12,691	18,564
Revaluation of metals contract liability	16,441	10,083
Net metals contract liability, end of year	44,618	40,868
Current portion	20,024	13,707
Non-current portion	24,594	27,161
Total	$ 44,618	$ 40,868